OPERATING LEASES - Maturities of Operating Leases For Previous Year (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021		$ 4,705
2022		1,182
2023		1,078
2024		1,107
2025		1,137
Thereafter		0
Total minimum lease payments	$ 5,201	9,209
Less: Imputed interest	(366)	(484)
Present value of operating lease liabilities	$ 4,835	$ 8,725